ACCRUED INTEREST (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
ACCRUED INTEREST (Details) [Line Items]
Interest Payable	$ 660,752		$ 681,979
Due to Related Parties, Current	85,945		78,945	48,708
Interest Paid	22,045	15,460	52,319	48,278
Debt Conversion, Original Debt, Amount			211,567	293,426
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		360,354	846,263	332,282
Convertible Debt [Member]
ACCRUED INTEREST (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.54		$ 1.54
Interest Payable	659,252		1,000
Accrued interest [Member]
ACCRUED INTEREST (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.25		$ 0.25
Interest Payable	31,795		1,000	720,189
Due to Related Parties, Current	54,150		78,945
Debt Instrument, Convertible, Number of Equity Instruments	2,637,008		2,623,724	2,880,756
Interest Paid			47,820
Debt Conversion, Original Debt, Amount			$ 90,984	$ 118,594
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			363,936